CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Contributed surplus	Non-controlling interests	Foreign exchange translation reserve	Accumulated deficit	Class A shares	Class B shares	Warrants	Class A shares to be issued	Total
Balance at Dec. 31, 2024	$ 31,072,543	$ (1,040,306)	$ 50,795	$ (172,110,884)	$ 151,701	$ 150,318,624	$ 1,997,759		$ 10,440,232
Balance (in Shares) at Dec. 31, 2024					12	2,299,502	210,370
Shares issued - convertible debt						$ 8,192,245			8,192,245
Shares issued - convertible debt (in Shares)						984,792
Shares issued								$ 439	439
Shares issued (in Shares)								12
Shares for debt						$ 451,743			451,743
Shares for debt (in Shares)						46,003
Warrants issued (in Shares)							346,806
Warrants expired	968,979						$ (968,979)
Warrants expired (in Shares)							(55,942)
Exercise of warrants						$ 99,588			99,588
Exercise of warrants (in Shares)						8,500	(8,500)
Share-based payments	1,140,856								1,140,856
Exercise of RSUs	(515,625)					$ 515,625			0
Exercise of RSUs (in Shares)						92,690
Exercise of options	(84,358)					$ 232,444			148,086
Exercise of options (in Shares)						37,192
Comprehensive loss for the period		(676,418)	80,052	(17,829,790)					(18,426,156)
Balance at Jun. 30, 2025	32,582,395	(1,716,724)	130,847	(189,940,674)	$ 151,701	$ 159,810,269	$ 1,028,780	$ 439	2,047,033
Balance (in Shares) at Jun. 30, 2025					12	3,468,679	492,734	12
Balance at Dec. 31, 2025	35,405,812	(1,821,860)	91,533	(198,286,170)	$ 152,247	$ 169,551,044	$ 10,009		5,102,615
Balance (in Shares) at Dec. 31, 2025					42	3,887,729	32
Shares issued - convertible debt						$ 4,906,760			4,906,760
Shares issued - convertible debt (in Shares)						794,176
Shares issued						$ 7,876,531			$ 7,876,531
Shares issued (in Shares)						2,127,794			2,127,794
Shares for debt						$ 839,896			$ 839,896
Shares for debt (in Shares)						370,457
Warrants issued (in Shares)							1,249,984
Warrants expired	10,009						$ (10,009)
Warrants expired (in Shares)							(32)
Exercise of warrants						$ 3,239,724			3,239,724
Exercise of warrants (in Shares)						352,549	(529,994)
Share-based payments	905,506								905,506
Exercise of RSUs	(1,566,720)					$ 1,458,141			(108,579)
Exercise of RSUs (in Shares)						44,415
Comprehensive loss for the period		(33,234)	178,262	(16,813,266)					(16,668,238)
Balance at Jun. 30, 2026	$ 34,754,607	$ (1,855,094)	$ 269,795	$ (215,099,436)	$ 152,247	$ 187,872,096			$ 6,094,215
Balance (in Shares) at Jun. 30, 2026					42	7,577,120	719,990